Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN BEACON SELECT FUNDS
Entity Central Index Key	0001096012
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000136712
Shareholder Report [Line Items]
Fund Name	Aberdeen Municipal High Income ETF
Trading Symbol	AMHI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Aberdeen Municipal High Income ETF for the period of June 24, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 833-471-3562.
Additional Information Phone Number	833-471-3562
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
Aberdeen Municipal High Income ETF	$6	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	The period from inception to the date of this report is less than six months. Expenses for a full six month period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.55%	[1]
AssetsNet	$ 19,649,917
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 11,685
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$19,649,917
# of Portfolio Holdings	43
Portfolio Turnover Rate	61%
Total Management Fees Paid	$11,685

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Municipal Obligations	99.6
Investment Companies	0.4

Top Ten States - % Investments

Table Summary
Value	Value
Ohio	3.6
Georgia	4.0
Louisiana	5.0
Alabama	5.2
Texas	5.3
Arizona	5.8
Minnesota	6.1
Florida	9.3
New York	10.5
Wisconsin	25.7

Excludes cash equivalents.

Top Industry Allocation - % Investments

Table Summary
Value	Value
Municipal	100.0

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Public Finance Authority, Series A, 5.000%, Due 6/1/2041	5.2
Chandler Industrial Development Authority, Series 2022-2, 5.000%, Due 9/1/2052	3.9
Minnesota Municipal Gas Agency, Series A, 5.000%, Due 9/1/2035	3.6
Public Finance Authority, Series A, 5.000%, Due 6/15/2064	3.6
Montana Facility Finance Authority, Series B-3, 4.100%, Due 11/15/2031	3.6
State of Nevada Department of Business & Industry, Series A, 5.000%, Due 7/15/2037	3.5
Public Finance Authority, Series 2026-1, 4.550%, Due 12/5/2040, Class A1	3.4
Public Finance Authority, 5.000%, Due 10/1/2053	3.4
Public Finance Authority, 6.500%, Due 6/30/2060	3.2
Chicago Board of Education, Series A, 5.750%, Due 12/1/2050	3.0

Excludes cash equivalents.

Material Fund Change [Text Block]
C000243995
Shareholder Report [Line Items]
Fund Name	AHL Trend ETF
Trading Symbol	AHLT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon AHL Trend ETF for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 833-471-3562.
Additional Information Phone Number	833-471-3562
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AHL Trend ETF	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[2]
AssetsNet	$ 147,342,123
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 375,660
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$147,342,123
# of Portfolio Holdings	9
Portfolio Turnover RateFootnote Reference**	0%
Total Management Fees Paid	$375,660
Footnote	Description
Footnote**	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

Holdings [Text Block]

Asset Class Exposure % of VaR*

Table Summary
Value	Value
Stocks	32.0
Bonds and Rates	28.2
Currencies	21.6
Commodities	18.2

* Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one day horizon will exceed this value (assuming normal markets and no trading in the portfolio).

Top Active Exposures by Asset Class % of VaR*

Table Summary
Commodities	Header	% of VaR
Crude Oil	Long	10.4
Copper	Long	4.2
Gold	Short	2.5
Silver	Short	1.0
Currencies	Header	% of VaR
Euro/US Dollar	Short/Long	7.7
Canadian Dollar/US Dollar	Short/Long	5.0
Japanese Yen/US Dollar	Short/Long	4.2
Australian Dollar/US Dollar	Long/Short	1.9
New Zealand/US Dollar	Short/Long	1.5
Equities	Header	% of VaR
S&P 500 Index	Long	8.0
Euro-STOXX	Long	5.2
Russell 2000 Index	Long	5.0
FTSE 100	Long	4.5
NASDAQ 100 Index	Long	3.2
Fixed Income	Header	% of VaR
US Treasuries	Short	16.2
Euro-BUND	Short	5.5
Euro-BOBL	Short	4.6
Gilts	Short	1.9

Exposure Summary (Consolidated with Subsidiary)

Table Summary
Number of Long Holdings	9
Number of Currency Pairs	7
Number of Short Holdings	6

Top Ten Exposures % of VaR*

Table Summary
US Treasuries	Short	16.2
Crude Oil	Long	10.4
S&P 500 Index	Long	8.0
Euro/US Dollar	Short/Long	7.7
Euro-BUND	Short	5.5
Euro-STOXX	Long	5.2
Canadian Dollar/US Dollar	Short/Long	5.0
Russell 2000 Index	Long	5.0
Euro-BOBL	Short	4.6
FTSE 100	Long	4.5

Material Fund Change [Text Block]
C000247981
Shareholder Report [Line Items]
Fund Name	GLG Natural Resources ETF
Trading Symbol	MGNR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon GLG Natural Resources ETF for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 833-471-3562.
Additional Information Phone Number	833-471-3562
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GLG Natural Resources ETF	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[3]
AssetsNet	$ 841,677,825
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,809,681
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$841,677,825
# of Portfolio Holdings	39
Portfolio Turnover Rate	51%
Total Management Fees Paid	$2,809,681

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	51.6
Foreign Common Stocks	48.4

Country Exposure - % Equities

Table Summary
Value	Value
Republic of Korea	1.5
Norway	1.5
China	1.9
Finland	2.9
Australia	3.3
Zambia	3.9
Argentina	3.9
Luxembourg	4.8
Canada	24.7
United States	51.6

Sector Allocation - % Equities

Table Summary
Value	Value
Industrials	8.1
Consumer Staples	8.5
Energy	26.6
Materials	56.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
ArcelorMittal SA	4.7
Hudbay Minerals, Inc.	4.7
Teck Resources Ltd., Class B	4.4
Smurfit Westrock PLC	4.4
Range Resources Corp.	4.4
Vista Energy SAB de CV, ADR	3.8
First Quantum Minerals Ltd.	3.8
Venture Global, Inc., Class A	3.8
Antero Resources Corp.	3.7
Darling Ingredients, Inc.	3.6

Material Fund Change [Text Block]
C000257150
Shareholder Report [Line Items]
Fund Name	Ionic Inflation Protection ETF
Trading Symbol	CPII
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Ionic Inflation Protection ETF for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 833-471-3562.
Additional Information Phone Number	833-471-3562
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ionic Inflation Protection ETF	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[4]
AssetsNet	$ 11,398,014
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 38,143
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$11,398,014
# of Portfolio Holdings	9
Portfolio Turnover Rate	24%
Total Management Fees Paid	$38,143

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
U.S. Treasury Obligations	97.5
Investment Companies	1.2
Inflation Swap	1.1
Interest Rate Swaptions	0.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Inflation-Indexed Notes, 0.375%, Due 7/15/2027	13.3
U.S. Treasury Inflation-Indexed Notes, 0.125%, Due 4/15/2027	13.2
U.S. Treasury Inflation-Indexed Notes, 1.625%, Due 10/15/2027	12.5
U.S. Treasury Inflation-Indexed Notes, 1.250%, Due 4/15/2028	12.5
U.S. Treasury Inflation-Indexed Notes, 0.750%, Due 7/15/2028	11.9
U.S. Treasury Inflation-Indexed Notes, 0.125%, Due 10/15/2026	11.8
U.S. Treasury Inflation-Indexed Notes, 0.375%, Due 1/15/2027	11.7
U.S. Treasury Inflation-Indexed Notes, 0.500%, Due 1/15/2028	10.3
Swap, 2.415%, Due 1/16/2031	1.1
2-Year Interest Rate Swap, 5.220%, Due 1/13/2027	0.1

Excludes cash equivalents.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.